COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Year ending December 31, 2020	$ 75,672	$ 100,900
Year ending December 31, 2021	51,643	51,643
Total	$ 127,315	$ 152,543